UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION
Washington, D.C. 20549

Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:               December 31, 2007


Check here if Amendment [   ];   Amendment Number: ____
This Amendment (Check only one.):            [   ] is a restatement.
                                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:  Barclays Global Investors Japan Trust and Banking Company Limited
   Address:  1-1-39 Hiroo Shibuya-Ku
             Tokyo Japan 150-8402
             Form 13F File Number: 028-12604


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

              Name: Yasushi Shiotsuki
              Title: Head of Control Department in Investment Services
              Phone: 813 5469 4349


 Signature, Place, and Date of Signing:
 Yasushi Shiotsuki   Tokyo, Japan   February 14, 2008


    Report Type (Check only one.):

       [ ] 13F HOLDINGS REPORT.
       [X] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
028-12602        	         Barclays Global Investors UK Holdings Limited